Income tax provision (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
[custom:MaterialInterestPenaltiesOnUnpaidTax]	$ 0	$ 0
Unrecognized Tax Benefits	$ 0	$ 0	$ 0